Borrowings - Schedule of Convertible Borrowings Presented in Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
At January 1			$ 617,789
Interest expense	[1]	$ 67,638	41,851
Total non-current borrowings	[1]	515,804	617,789
Convertible Senior Notes
Disclosure Of Financial Liabilities [Line Items]
At January 1			617,789
Face value of notes issued	[1]		1,250,000
Value of embedded derivatives	[1]		(641,448)
Gross financial liabilities		617,789	608,552	[1]
Transaction costs	[1]		(13,539)
Interest expense		67,638	41,851	[1]
Interest paid		(22,950)	(19,075)	[1]
Conversion of February 2020 Notes		(146,673)
Total non-current borrowings		$ 515,804	$ 617,789	[1]

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.